Bank Loans and Notes Payables	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Bank Loans and Notes Payables	Bank Loans and Notes Payables

Expressed in millions of mexican pesos. (1)	2021	2022	2023	2024	2025	2026 and following years	Carrying value as of December 31, 2020	Fair value as of December 31, 2020	Carrying value as of December 31, 2019

Short- term debt:
Fixed rate debt:
Colombian pesos
Bank loans	—	—	—	—	—	—	—	—	230
Interest rate	—	—	—	—	—	—	—		4.37%
Argentine pesos
Bank loans	711	—	—	—	—	—	711	711	126
Interest rate	44.73%	—	—	—	—	—	44.73%		63.50%
Uruguayan pesos
Bank loans	498	—	—	—	—	—	498	498	63
Interest rate	15.13%	—	—	—	—	—	15.13%		11.59%
Subtotal	1,209	—	—	—	—	—	1,209	1,209	419
Variable rate debt:
Colombian pesos
Bank loans	436	—	—	—	—	—	436	436	431
Interest rate	3.08%	—	—	—	—	—	3.08%		4.66%
Argentine pesos
Bank loans	—	—	—	—	—	—	—	—	32
Interest rate	—	—	—	—	—	—	—		54.25%
Subtotal	436	—	—	—	—	—	436	436	463
Short- term debt	1,645	—	—	—	—	—	1,645	1,645	882

Long term debt:
Fixed rate debt:
U.S. Dollar
Yankee bond	—	—	—	—	—	50,598	50,598	57,967	37,575
Interest rate	—	—	—	—	—	3.09%	3.09%		4.48%
Mexican pesos
Senior notes	2,500	—	7,497	—	—	11,486	21,483	22,638	18,484
Interest rate	8.27%	—	5.46%	—	—	7.73%	7.00%		6.95%

Expressed in millions of mexican pesos. (1)	2021	2022	2023	2024	2025	2026 and following years	Carrying value as of December 31, 2020	Fair value as of December 31, 2020	Carrying value as of December 31, 2019
Brazilian reais
Bank loans	59	50	29	19	—	—	157	157	309
Interest rate	6.04%	6.05%	6.40%	6.62%	—	—	6.18%		6.05%
Uruguayan pesos
Bank loans	770	261	—	—	—	—	1,031	1,032	1,266
Interest rate	10.29%	8.04%	—	—	—	—	9.72%		10.01%
Subtotal	3,329	311	7,526	19	—	62,084	73,269	81,794	57,634
Variable rate debt:
Mexican pesos
Senior notes	—	1,459	—	—	1,722	—	3,181	3,176	1,459
Interest rate	—	4.73%	—	—	4.56%	—	4.64%		7.99%
Bank loans	—	—	—	—	3,737	5,598	9,335	9,400	9,358
Interest rate	—	—	—	—	4.89%	5.15%	5.04%		8.20%
Colombian pesos
Bank loans	—	—	—	—	—	—	—	—	402
Interest rate	—	—	—	—	—	—	—		5.61%
Brazilian reais
Bank loans	43	5	—	—	—	—	48	48	242
Interest rate	8.45%	8.37%	—	—	—	—	8.44%		7.82%
Subtotal	43	1,464	—	—	5,459	5,598	12,564	12,624	11,461
Long term debt	3,372	1,775	7,526	19	5,459	67,682	85,833	94,418	69,095
Current portion of long term debt	3,372	—	—	—	—	—	3,372	—	10,603
Long- term debt	—	1,775	7,526	19	5,459	67,682	82,461	94,418	58,492
(1)All interest rates shown in this table are weighted average contractual annual rates.
For the years ended December 31, 2020, 2019 and 2018, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2020	2019	2018
Interest on debts and borrowings	Ps. 6,228	Ps. 4,459	Ps. 4,786
Finance charges for employee benefits	231	200	202
Derivative instruments	1,174	1,946	2,370
Finance charges of leases	105	129	—
Finance operating charges	156	170	210
	Ps. 7,894	Ps. 6,904	Ps. 7,568

The Company has the following debt bonds: a) registered with the Mexican stock exchange: i) Ps. 2,500 (nominal amount) with a maturity date in 2021 and fixed interest rate of 8.27%, ii) Ps. 7,500 (nominal amount) with a maturity date in 2023 and fixed interest rate of 5.46%, iii) Ps. 1,500 (nominal amount) with a maturity date in 2022 and floating interest rate of TIIE + 0.25%, iv) Ps. 8,500 (nominal amount) with a maturity date in 2027 and fixed interest rate of 7.87%, v) Ps. 1,727 (nominal amount) with a maturity date in 2025 and floating interest rate of TIIE + 0.08%, and vi) Ps. 3,000 (nominal amount) with a maturity date in 2028 and fixed interest rate of 7.35%, and b) registered with the SEC : i) Senior notes of US. $ 1,250 with interest at a fixed rate of 2.75% and maturity date on January 22, 2030, ii) Senior notes of US. $ 705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032 and iii) Senior notes of US. $ 600 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043 all of which are guaranteed by our subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”). In Note 29 we present supplemental guarantors consolidating financial information.

During 2019, the Company had credit contracts in Mexico for an amount of Ps. 9,400 at an interest rate of 8.39% and 7.91%, such loans were used to settle bank loans denominated in USD and for general corporate purposes. Additionally, the Company obtained during 2019 bank loans in Uruguay, Colombia and Argentina for an amount of Ps. 1,670.

During 2020, the Company obtained (and paid off) bank loans to build liquidity in light of the recent COVID-19 pandemic: in Mexico for an amount of Ps. 15,650 at a weighted interest rate of 6.04%, in Argentina and Colombia for an amount of Ps. 1,184. Similarly, on January 22, 2020 the Company prepaid senior notes in Mexico for US. $ 900, and on February 18, 2020, the Company paid the total balance of its senior notes for US. $ 500.

In addition, the Company celebrated bank loans in Argentine and Uruguayan peso with some banks for Ps. 711 and Ps. 759 (nominal amounts) respectively.

The Company has financing from different financial institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net worth and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company was in compliance with all restrictions and covenants contained in its financing agreements.
19.1 Reconciliation of liabilities arising from financing activities.

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2019	Repayments	Proceeds	New leases	Others	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2020
Short-term bank loans	Ps. 882	Ps. (17,641)	Ps. 18,525	Ps. —	Ps. —	Ps. —	Ps. (121)	Ps. 1,645
Short-term notes payable	—	—	—	—	—	—		—
Total short-term from financing activities	Ps. 882	Ps. (17,641)	Ps. 18,525	Ps. —	Ps. —	Ps. —	Ps. (121)	Ps. 1,645
Long-term bank loans	11,576	(896)	293	—	—	—	(405)	10,568
Long-term notes payable	57,519	(26,650)	43,479	—	—	1,018	(101)	75,265
Total long-term from financing activities	Ps. 69,095	Ps. (27,546)	Ps. 43,772	Ps. —	Ps. —	Ps. 1,018	Ps. (506)	Ps. 85,833

Lease liabilities	Ps. 1,383	Ps. (573)	Ps. —	Ps. 599	Ps. 34	Ps. (13)	Ps. (123)	Ps. 1,306

Total from financing activities	Ps. 71,360	Ps. (45,760)	Ps. 62,297	Ps. 599	Ps. 34	Ps. 1,005	Ps. (750)	Ps. 88,784

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2018	Repayments	Proceeds	New leases	Others	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2019
Short-term bank loans	Ps. 1,382	Ps. (852)	Ps. 503	Ps. —	Ps. —	Ps. —	Ps. (151)	Ps. 882
Short-term notes payable	—	—	—	—	—	—	—	—
Total short-term from financing activities	Ps. 1,382	Ps. (852)	Ps. 503	Ps. —	Ps. —	Ps. —	Ps. (151)	Ps. 882
Long-term bank loans	16,572	(14,926)	10,233	—	—	—	(303)	11,576
Long-term notes payable	63,841	(4,674)	—	—	—	(1,589)	(59)	57,519
Long-term lease liabilities	10	(8)	—	—	—	(1)	(1)	—
Total long-term from financing activities	Ps. 80,423	Ps. (19,608)	Ps. 10,233	Ps. —	Ps. —	Ps. (1,590)	Ps. (363)	Ps. 69,095
Lease liabilities (1)	Ps. 1,798	Ps. (492)	Ps. —	Ps. 215	Ps. (21)	Ps. (37)	Ps. (80)	Ps. 1,383
Total from financing activities	Ps. 83,603	Ps. (20,952)	Ps. 10,736	Ps. 215	Ps. (21)	Ps. (1,627)	Ps. (594)	Ps. 71,360
(1) Beginning balance as of adoption date; January 1st, 2019